CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock Series A-1 Preferred Stock	Preferred Stock Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series B Preferred Stock	Total
Balance at beginning of period at Dec. 31, 2019	$ 9,134,700	$ 1,306,900		$ 13,965,000	$ (22,427,600)		$ 1,979,000
Balance at beginning of period (in shares) at Dec. 31, 2019	21,822,301	9,869,659	2,863,812
Issuance of Series B Preferred Stock		$ 331,700					331,700
Issuance of Series B Preferred Stock		6,521,738
Common stock issuance net of issuance costs and discount amortization			$ 1,200	11,974,200			11,975,400
Common stock issuance net of issuance costs and discount amortization (in shares)			1,250,000			16,391,397
Series B Preferred Stock discount amortization		$ 692,700		(692,700)		$ (692,700)
Warrants underlying Series B Preferred Stock issuance				(2,668,300)			(2,668,300)
Warrants underlying common stock discount amortization				(19,700)			(19,700)
Warrants underlying common stock issuance				377,000			377,000
Exercise of warrants				4,900			4,900
Exercise of warrants (in shares)			1,399,921
Series A-1 Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion	$ (9,134,700)			9,134,700
Series A-1 Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion (in shares)	(21,822,301)		624,594
Series B Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion		$ (2,331,300)		2,331,300		$ 2,331,300
Series B Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion (in shares)		(16,391,397)	469,136
Common stock issuance to employees and non-employees				9,432,000			9,432,000
Common stock issuance to employees and non-employees			725,536
Stock compensation expense				3,813,700			3,813,700
Net loss					(19,200,200)		(19,200,200)
Balance at end of period at Dec. 31, 2020			$ 1,200	52,988,700	(41,627,800)		11,362,100
Balance at end of period (in shares) at Dec. 31, 2020			7,332,999
Common stock discount amortization				24,700			24,700
Warrants underlying common stock discount amortization				(24,700)			(24,700)
Stock compensation expense				945,200			945,200
Net loss					(3,854,500)		(3,854,500)
Balance at end of period at Mar. 31, 2021			$ 1,200	53,933,900	(45,482,300)		8,452,800
Balance at end of period (in shares) at Mar. 31, 2021			7,332,999
Balance at beginning of period at Dec. 31, 2020			$ 1,200	52,988,700	(41,627,800)		11,362,100
Balance at beginning of period (in shares) at Dec. 31, 2020			7,332,999
Common stock issuance net of issuance costs and discount amortization			$ 8,000	36,280,900			36,288,900
Common stock issuance net of issuance costs and discount amortization (in shares)			8,000,000
Warrants underlying common stock issuance				829,200			829,200
Common shares issued for Insilico Solutions LLC Membership Purchase Agreement				400,000			400,000
Common shares issued for Insilico Solutions LLC Membership Purchase Agreement (in shares)			50,189
Restricted stock units issued for Insilico Solutions LLC Membership Purchase Agreement				140,000			140,000
Restricted stock units issued for Insilico Solutions LLC Membership Purchase Agreement (in shares)			33,177
Exercised stock options			$ 100	125,300			125,400
Exercised stock options (in shares)			18,891
Released restricted stock units (in shares)			53,260
Stock compensation expense				3,762,900			3,762,900
Net loss					(25,588,700)		(25,588,700)
Balance at end of period at Dec. 31, 2021			$ 9,300	94,527,000	(67,216,500)		27,319,800
Balance at end of period (in shares) at Dec. 31, 2021			15,488,516
Common stock discount amortization				85,100			85,100
Warrants underlying common stock discount amortization				(85,100)			(85,100)
Released restricted stock units (in shares)			97,071
Stock compensation expense				80,100			80,100
Net loss					(7,367,800)		(7,367,800)
Balance at end of period at Mar. 31, 2022			$ 9,300	$ 94,607,100	$ (74,584,300)		$ 20,032,100
Balance at end of period (in shares) at Mar. 31, 2022			15,585,587